Earnings Per Share Earnings Per Share - Weighted Average Numbers of Anti-Dilutive Shares (Details) - shares shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive common shares	19	17	19	5	8
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive common shares	11	11	10	4	6
Restricted stock units and awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive common shares	8	6	9	1	2